Provisions - Spanish Entities - Estimated Benefit Payable (Details) - SPAIN € in Millions	Dec. 31, 2018 EUR (€)
Within one year
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 792
2019
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	662
2020
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	569
2021
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	486
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	425
2023 to 2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 1,604